Subsequent Events (Details) (Star Sigma [Member], USD $) In Thousands, unless otherwise specified	Mar. 14, 2013	Dec. 31, 2012
Star Sigma [Member]
Subequent Events [Line Items]
Contracted price	$ 9,041
Sale commission	5.00%
Carrying amount of vessel		$ 8,640